Derivative Liabilities (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative Liability [Abstract]
Derivative liabilities	$ 1,838,652		$ 1,838,652		$ 1,690,304	$ 2,255,781
Change in derivative liabilities	$ (61,078)	$ (97,578)	(18,690)	$ 655,808	702,493	(2,115,986)
Change in fair market value of derivative liabilities due to the mark to market adjustment					(702,493)	(1,221,021)
Change in fair market value attributable to the warrants			26,267	743,751	766,632	7,103,444
Change in fair market value on convertible notes adjustment			$ (44,957)	$ (87,943)	$ 64,139	$ 4,767